UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management
Address: 10000 Memorial Drive
         Suite 300
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Compliance Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   May 3, 2007

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 74
Form 13F Information Table Value Total: 250,640

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adolor                         Common Stock     00724X102     4198   479750 SH       SOLE                   479750
AFC Enterprises                Common Stock     00104Q107      600    29950 SH       SOLE                    29950
Agere 6.5% 12/15/09            Conv Bond        00845VAA8     3258  3185000 SH       SOLE                  3185000
Allstate                       Common Stock     020002101     4286    71366 SH       SOLE                    71366
Alpha Natural Resources        Common Stock     02076X102     3782   241950 SH       SOLE                   241950
AmSurg Corp.                   Common Stock     03232P405     4868   198775 SH       SOLE                   198775
Anadarko Petroleum             Common Stock     032511107     5076   118105 SH       SOLE                   118105
Analog Devices                 Common Stock     032654105     4445   128878 SH       SOLE                   128878
Apollo Group Inc. CL A         Common Stock     037604105     3407    77600 SH       SOLE                    77600
Arlington Tanker Ltd           Common Stock     G04899103     7036   294866 SH       SOLE                   294866
Aspreva Pharmaceuticals        Common Stock     04538T109     5060   234700 SH       SOLE                   234700
AT&T                           Common Stock     030177109      462    11721 SH       SOLE                    11721
Aviza Technology               Common Stock     05381A105      359    49615 SH       SOLE                    49615
Avocent Corp                   Common Stock     053893103     4101   152050 SH       SOLE                   152050
Barrett Business Svcs          Common Stock     068463108     3520   152701 SH       SOLE                   152701
Bottomline Technologies        Common Stock     101388106      681    62450 SH       SOLE                    62450
Cardiac Science                Common Stock     14141A108      693    75700 SH       SOLE                    75700
Career Education               Common Stock     141665109     3164   103750 SH       SOLE                   103750
CBS Corp 'B'                   Common Stock     124857202     5023   164192 SH       SOLE                   164192
Celgene                        Common Stock     151020104     2884    54975 SH       SOLE                    54975
Charming Shoppes               Common Stock     161133103     4457   344150 SH       SOLE                   344150
Christopher & Banks            Common Stock     171046105     3120   160250 SH       SOLE                   160250
Clear Channel Communications   Common Stock     184502102     6446   183968 SH       SOLE                   183968
Collegiate Pacific             Common Stock     194589206      624    79953 SH       SOLE                    79953
Corinthian Colleges            Common Stock     218868107     3309   240650 SH       SOLE                   240650
Digi International             Common Stock     253798102     3137   246970 SH       SOLE                   246970
Eagle Bulk Shipping            Common Stock     Y2187A101     5705   294224 SH       SOLE                   294224
Eaton Vance Ltd Duration       Common Stock     27828H105     1904   103347 SH       SOLE                   103347
Enbridge Energy Partners       Common Stock     29250R106     1271    22750 SH       SOLE                    22750
Enterprise Prd Prtners LP      Common Stock     293792107     1057    33225 SH       SOLE                    33225
Epix Pharmaceuticals           Common Stock     26881Q101     1462   218198 SH       SOLE                   218198
Exxon Mobil                    Common Stock     30231G102     1071    14196 SH       SOLE                    14196
Felcor Lodging Pfd             Preferred Stock  31430F200     2839   110100 SH       SOLE                   110100
First Mercury Financial        Common Stock     320841109     3427   166750 SH       SOLE                   166750
Fording Canadian Coal Trust    Common Stock     345425102     3579   161957 SH       SOLE                   161957
Frontline Ltd                  Common Stock     G3682E127     4447   125267 SH       SOLE                   125267
Genco Shipping & Trading       Common Stock     Y2685T107     5018   157900 SH       SOLE                   157900
Global Payments                Common Stock     37940X102     4098   120325 SH       SOLE                   120325
Haverty Furniture              Common Stock     419596101     2983   213075 SH       SOLE                   213075
Hypercom                       Common Stock     44913M105     2737   459200 SH       SOLE                   459200
International Rectifier        Common Stock     460254105     3331    87185 SH       SOLE                    87185
Intevac                        Common Stock     461148108     3247   123150 SH       SOLE                   123150
Invitrogen                     Common Stock     46185R100     5530    86875 SH       SOLE                    86875
ISIS Pharmaceuticals           Common Stock     464330109     2117   228375 SH       SOLE                   228375
Microchip Technology Inc.      Common Stock     595017104     5179   145775 SH       SOLE                   145775
National Oilwell Varco         Common Stock     637071101     2401    30870 SH       SOLE                    30870
Newport Corp                   Common Stock     651824104     1623    99165 SH       SOLE                    99165
Nighthawk Radiology            Common Stock     65411N105     4493   247000 SH       SOLE                   247000
Omnivision Technologies        Common Stock     682128103     4342   335050 SH       SOLE                   335050
Oplink Communications          Common Stock     68375Q106      578    32186 SH       SOLE                    32186
Pacer International            Common Stock     69373H106     3626   134593 SH       SOLE                   134593
Pep Boys 4.25%  6/1/07         Conv Bond        713278AP4     3476  3489000 SH       SOLE                  3489000
Petsmart                       Common Stock     716768106     5100   154725 SH       SOLE                   154725
Plains All Amern Pipeline LP   Common Stock     726503105     4897    84996 SH       SOLE                    84996
Precision Drilling             Common Stock     740215108     3921   171581 SH       SOLE                   171581
Quanta Services 4% 7/1/07      Conv Bond        74762EAA0     3023  3069000 SH       SOLE                  3069000
R H Donnelley                  Common Stock     74955W307     1662    23450 SH       SOLE                    23450
Radyne                         Common Stock     750611402      757    82950 SH       SOLE                    82950
Salix Pharmaceuticals          Common Stock     795435106     4190   332550 SH       SOLE                   332550
Ship Finance Intl              Common Stock     G81075106     7090   258465 SH       SOLE                   258465
Sirenza Microdevices           Common Stock     82966T106     4521   524450 SH       SOLE                   524450
Standard Microsystems          Common Stock     853626109     5155   168800 SH       SOLE                   168800
Symmetry Medical               Common Stock     871546206     4020   246150 SH       SOLE                   246150
Syneron Medical                Common Stock     M87245102     2898   107150 SH       SOLE                   107150
Sypris Solutions               Common Stock     871655106     2233   345093 SH       SOLE                   345093
TEPPCO Partners LP             Common Stock     872384102     1111    25025 SH       SOLE                    25025
Tesco Corp                     Common Stock     88157K101     1127    42450 SH       SOLE                    42450
Texas Capital Bancshares       Common Stock     88224Q107     5404   263600 SH       SOLE                   263600
Travelers                      Common Stock     792860108     3964    76572 SH       SOLE                    76572
Tuesday Morning                Common Stock     899035505     3709   249908 SH       SOLE                   249908
Ultra Petroleum                Common Stock     903914109     5190    97685 SH       SOLE                    97685
UnitedHealth                   Common Stock     91324P102     4419    83425 SH       SOLE                    83425
Universal Display              Common Stock     91347P105     1049    69501 SH       SOLE                    69501
Viacom Inc B                   Common Stock     925524308     5665   137793 SH       SOLE                   137793